Annual Fund Operating Expenses - Nationwide NYSE Arca Tech 100 Index Fund	Mar. 01, 2021
Class A Shares
Operating Expenses:
Management Fees	0.22%	[1]
Distribution and/or Service (12b-1) Fee	0.25%
Other Expenses	0.20%
Total Annual Fund Operating Expenses	0.67%
Class C Shares
Operating Expenses:
Management Fees	0.22%	[1]
Distribution and/or Service (12b-1) Fee	1.00%
Other Expenses	0.17%
Total Annual Fund Operating Expenses	1.39%
Class R6 Shares
Operating Expenses:
Management Fees	0.22%	[1]
Distribution and/or Service (12b-1) Fee	none
Other Expenses	0.10%
Total Annual Fund Operating Expenses	0.32%
Institutional Service Class Shares
Operating Expenses:
Management Fees	0.22%	[1]
Distribution and/or Service (12b-1) Fee	none
Other Expenses	0.23%
Total Annual Fund Operating Expenses	0.45%

[1]	“Management Fees” has been restated to reflect the reduction of contractual investment advisory fees as of May 21, 2020.